Subsequent Events	6 Months Ended
Jun. 30, 2015
Subsequent Events [Abstract]
Subsequent Events
19.	Subsequent Events

a)

In June 2015, the Petrojarl Knarr completed all required operational testing and commenced its full charter rate under its six-year fixed-rate charter contract, plus extension options, on the Knarr oil and gas field in the North Sea where BG Norge Limited is the operator. On July 1, 2015, Teekay completed the sale of the Petrojarl Knarr FPSO unit to Teekay Offshore for a fully built-up cost of approximately $1.26 billion. The acquisition by Teekay Offshore was initially financed through the assumption of an existing $745 million long-term debt facility and a $492 million convertible promissory note issued by Teekay Offshore to Teekay. During July 2015, Teekay Offshore repaid $92 million, plus accrued interest, of the convertible promissory note to Teekay and exercised the mandatory conversion of $300 million of the outstanding principal balance on the note into Teekay Offshore’s common units at a price of $20.83 per common unit. The $745 million long-term debt facility contains five-tranches with varying maturity dates from 2020 through 2026, of which the $73.4 million tranche maturing in 2020 includes a final bullet payment of $40 million and all of which reduce over time with semi-annual payments, and is collateralized by a first-priority mortgage over the Petrojarl Knarr FPSO unit and is guaranteed by Teekay Offshore.

b)

In July 2015, Teekay Offshore issued $250 million of Series C Convertible Preferred Units (the Series C Preferred Units) at a price of $23.95 per unit in a private placement. Teekay Offshore used the net proceeds from the private placement to partially finance the acquisition of the Petrojarl Knarr FPSO unit from Teekay and the initial installments of the three shuttle tanker newbuildings for the east coast of Canada contract. The distribution rate for the Series C Preferred Units is 8.6% per annum and the Series C Preferred Units are convertible into Teekay Offshore’s common units on a one-for-one basis at any time after 18 months at a price of $23.95 per unit.

c)

In August 2015, Teekay Tankers agreed to acquire 12 modern Suezmax tankers from Principal Maritime Tankers Corporation (or Principal Maritime) for an aggregate purchase price of $662.0 million, consisting of $612.0 million in cash and approximately 7.2 million shares of Teekay Tankers’ Class A common stock. The vessels are scheduled to deliver by the end of October 2015 and are expected to trade in the spot tanker market upon delivery or soon thereafter. To finance the acquisition, in August 2015, Teekay Tankers has secured commitments for a $397.2 million loan facility maturing January 29, 2016, issued approximately 13.6 million shares of Class A common stock for net proceeds of $90.6 million, of which approximately 4.5 million shares were issued to Teekay, and the remainder of purchase price is expected to be financed with existing liquidity.

d)

In July 2015, Teekay Tankers acquired the ship-to-ship transfer business (or SPT) from Teekay and a Norway-based marine transportation company, I.M. Skaugen SE, for a purchase price of $45.5 million. SPT provides a full suite of ship-to-ship (or STS) transfer services in the oil, gas and dry bulk industries. In addition to full service lightering and lightering support, it also provides consultancy, terminal management and project development services. In connection with the SPT acquisition, in July 2015, Teekay Tankers issued approximately 6.5 million shares of Class B common stock to Teekay Holdings Ltd., a wholly-owned subsidiary of Teekay, for net proceeds of $45.5 million. These shares of Class B common stock were priced at approximately $6.99 per share.

e)

Teekay’s $500 million revolving credit facility, of which $410.0 was drawn at June 30, 2015, is secured by common units of Teekay Offshore and Teekay LNG that are owned by Teekay. During August 2015, as a result of the decline in the market value of those common units pledged as collateral, Teekay was required to repay $148.0 million of the revolving credit facility, such that the resulting drawn loan-to-value ratio was no higher than 27.5% (see Note 8).